Amendment to Sub-Investment Advisory Agreement

This amendment (this “Amendment”) dated December 1, 2025, amends that certain Sub-Investment Management Agreement dated February 28, 2019 (the “Sub-Advisory Agreement”) by and between BlackRock Advisors, LLC, a Delaware limited liability company (the “Advisor”), BlackRock Credit Strategies Fund, a Delaware statutory trust (the “Trust”), and BlackRock International Limited, a corporation organized under the laws of Scotland (the “Sub-Advisor”).

WHEREAS, the parties hereto have entered into the Sub-Advisory Agreement pursuant to which the Sub-Advisor agreed to act as sub-advisor with respect to the Trust;

WHEREAS, the Sub-Advisory Agreement provides that the Advisor will pay to the Sub-Advisor a monthly fee in arrears at an annual rate equal to the amount set forth in Section 9 thereto;

WHEREAS, the Sub-Advisory Agreement provides that no provision of the Sub-Advisory Agreement may be amended except by an instrument in writing signed by the party against which the enforcement is sought, and that any amendment of the Sub-Advisory Agreement shall be subject to the Investment Company Act of 1940 (the “1940 Act”); and

WHEREAS, the Board of Trustees, including a majority of those Trustees who are “interested persons” of the Trust (as defined in Section 2(a)(19) of the 1940 Act), specifically approved this Amendment.

NOW, THEREFORE, the parties hereto, intending to be legally bound, hereby agree as follows:

1.     Section 9(a) of the Sub-Advisory Agreement is hereby deleted in its entirety and replaced with the following:

(a) For that portion of the Trust for which the Sub-Advisor acts as sub-advisor, the Advisor agrees to pay to the Sub-Advisor and the Sub-Advisor agrees to accept as full compensation for all services rendered by the Sub-Advisor pursuant to this Agreement, an annual fee in arrears in an amount equal to [__]% of the management fees received by the Advisor from the Trust with respect to the average daily value of the Managed Assets of the Trust allocated to the Sub-Advisor. “Managed Assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).

2.     Except as otherwise set forth herein, the terms and conditions of the Management Agreement shall remain in full force and effect.

IN WITNESS WHEREOF, the parties hereto have caused this Amendment to the Sub-Advisory Agreement to be executed by their officers designated below as of the day and year first above written.

BLACKROCK ADVISORS, LLC
By:	/s/ Trent Walker
Name: Trent Walker Title: Managing Director

BlackRock Credit Strategies Fund
By:	/s/ John M. Perlowski
Name: John M. Perlowski Title: President and Chief Executive Officer

BlackRock International Limited
/s/ Jeanette Teo
Name: Jeanette Teo Title: Managing Director
/s/ Ruth Leslie Name: Ruth Leslie Title: Director

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